Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Prepaid Land Lease Payments [Text Block]
9.	Prepaid Land Lease Payments

	December 31,
	2017	2016
Prepaid land lease payments	$11,098	$10,400
Less: accumulated amortization	2,070	1,703
Net carrying value	$9,028	$8,697

Prepaid land lease payments of the Changping facilities of Sinovac Beijing with a net book value of $2,566 (RMB 16.7 million) were pledged as collateral (note 10 (e), 10(k)) for a bank loan from China Construction Bank.

Prepaid land lease payments of Sinovac Beijing with a net book value of $307 (RMB 2.0 million) were pledged as collateral (note 10 (j)) for a bank loan from Bank of Beijing.

Prepaid land lease payments of Sinovac Dalian with a net book value of $3,350 (RMB 21.8 million) were pledged as collateral (note 10 (c)) for a bank loan from Bank of China, which has been released in March 2018 after the loan was fully repaid in October 2017.

Amortization expense for prepaid land lease payments for the year ended December 31, 2017 was $243 (2016 - $247, 2015 - $261).